Long-term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Held-to-maturity debt securities	$ 51,070,585	$ 50,363,727
Investment In Insurance Contract	29,750,000
Debt securities measured at fair value under fair value option	8,948,600
Others	3,929,739	1,328,491
Long-term investments	$ 93,698,924	$ 51,692,218